Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
16.	Property, plant and equipment

Electronic and office equipment
RMB’000

At January 1, 2023
Cost	2,868
Accumulated depreciation	(268)

Net carrying amount	2,600

At January 1, 2023, net of accumulated depreciation	2,600
Additions	2,778
Arising from business combination	186
Depreciation provided during the year	(1,186)

At December 31, 2023, net of accumulated depreciation	4,378

At December 31, 2023
Cost	6,199
Accumulated depreciation	(1,821)

Net carrying amount	4,378